Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
March 31, 2025
MDL-NPRT1-0525
1.9899758.104
Foreign Government and Government Agency Obligations - 83.8%
		Principal Amount (a)	Value ($)
BRAZIL - 7.1%
Brazilian Federative Republic 10% 1/1/2027	BRL	30,750,000	5,012,990
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	3,514,792
Brazilian Federative Republic 10% 1/1/2031	BRL	4,750,000	683,044
Brazilian Federative Republic 10% 1/1/2035	BRL	3,750,000	498,071
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	16,325,000	2,572,758
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	18,750,000	1,705,033
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	27,750,000	4,082,770
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	5,000,000	642,618
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	6,500,000	729,778
TOTAL BRAZIL			19,441,854
CHILE - 1.6%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	975,000,000	976,345
Chilean Republic 5% 3/1/2035	CLP	1,255,000,000	1,246,492
Chilean Republic 6% 1/1/2043	CLP	225,000,000	243,170
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	1,775,000,000	1,885,117
TOTAL CHILE			4,351,124
CHINA - 4.2%
Peoples Republic of China 2.04% 11/25/2034	CNY	9,750,000	1,364,033
Peoples Republic of China 2.57% 5/20/2054	CNY	5,000,000	755,571
Peoples Republic of China 2.68% 5/21/2030	CNY	24,250,000	3,496,446
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	2,934,175
Peoples Republic of China 3.12% 10/25/2052	CNY	7,500,000	1,244,357
Peoples Republic of China 3.81% 9/14/2050	CNY	9,300,000	1,701,845
TOTAL CHINA			11,496,427
COLOMBIA - 3.4%
Colombian Republic 5.75% 11/3/2027	COP	3,350,000,000	725,453
Colombian Republic 6% 4/28/2028	COP	1,000,000,000	212,144
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	622,926
Colombian Republic 7% 6/30/2032	COP	18,800,000,000	3,454,478
Colombian Republic 7.25% 10/18/2034	COP	8,000,000,000	1,383,309
Colombian Republic 7.25% 10/26/2050	COP	1,650,000,000	228,838
Colombian Republic 7.5% 8/26/2026	COP	3,755,000,000	874,750
Colombian Republic 9.25% 5/28/2042	COP	10,375,000,000	1,880,035
TOTAL COLOMBIA			9,381,933
CZECH REPUBLIC - 4.0%
Czech Republic 0.95% 5/15/2030 (c)	CZK	64,250,000	2,416,598
Czech Republic 1.2% 3/13/2031	CZK	119,630,000	4,444,223
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	350,233
Czech Republic 1.95% 7/30/2037	CZK	28,000,000	927,391
Czech Republic 2% 10/13/2033	CZK	59,750,000	2,183,522
Czech Republic 2.75% 7/23/2029	CZK	17,500,000	728,498
TOTAL CZECH REPUBLIC			11,050,465
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	54,800,000	897,524
Dominican Republic 13.625% 2/3/2033 (d)	DOP	17,000,000	317,038
Dominican Republic 9.75% 6/5/2026 (c)	DOP	40,000,000	632,999
TOTAL DOMINICAN REPUBLIC			1,847,561
EGYPT - 1.6%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	114,561
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	39,426
Arab Republic of Egypt Treasury Bills 0% 4/22/2025 (b)	EGP	34,500,000	671,027
Arab Republic of Egypt Treasury Bills 0% 4/29/2025 (b)	EGP	39,450,000	763,132
Arab Republic of Egypt Treasury Bills 0% 5/13/2025 (b)	EGP	72,200,000	1,382,779
Arab Republic of Egypt Treasury Bills 0% 6/3/2025 (b)	EGP	72,400,000	1,365,062
TOTAL EGYPT			4,335,987
HUNGARY - 2.3%
Hungary Government 2.25% 4/20/2033	HUF	575,000,000	1,097,563
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	226,719
Hungary Government 2.75% 12/22/2026	HUF	967,000,000	2,444,894
Hungary Government 3% 10/27/2038	HUF	10,000,000	17,066
Hungary Government 3.25% 10/22/2031	HUF	112,500,000	244,060
Hungary Government 4.75% 11/24/2032	HUF	265,000,000	616,038
Hungary Government 6.75% 10/22/2028	HUF	583,000,000	1,563,254
TOTAL HUNGARY			6,209,594
INDIA - 4.6%
Republic of India 6.67% 12/17/2050	INR	303,000,000	3,443,585
Republic of India 6.79% 10/7/2034	INR	170,000,000	2,017,283
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,388,854
Republic of India 7.18% 7/24/2037	INR	197,500,000	2,403,810
Republic of India 7.18% 8/14/2033	INR	55,000,000	666,713
Republic of India 7.3% 6/19/2053	INR	217,000,000	2,656,447
TOTAL INDIA			12,576,692
INDONESIA - 8.6%
Indonesia Government 5.125% 4/15/2027	IDR	11,000,000,000	645,930
Indonesia Government 6.375% 4/15/2032	IDR	54,000,000,000	3,154,997
Indonesia Government 6.5% 2/15/2031	IDR	49,500,000,000	2,937,167
Indonesia Government 6.5% 6/15/2025	IDR	15,750,000,000	950,326
Indonesia Government 6.625% 2/15/2034	IDR	44,750,000,000	2,635,507
Indonesia Government 7% 9/15/2030	IDR	10,500,000,000	639,447
Indonesia Government 7.125% 6/15/2038 (e)	IDR	46,500,000,000	2,799,095
Indonesia Government 7.125% 6/15/2042 (e)	IDR	13,500,000,000	811,524
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	848,623
Indonesia Government 7.5% 4/15/2040	IDR	21,700,000,000	1,341,872
Indonesia Government 7.5% 8/15/2032	IDR	8,000,000,000	495,652
Indonesia Government 8.25% 5/15/2029	IDR	25,500,000,000	1,623,007
Indonesia Government 8.25% 5/15/2036	IDR	250,000,000	16,229
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,184,201
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,313,685
Indonesia Government 8.375% 9/15/2026	IDR	18,400,000,000	1,137,778
TOTAL INDONESIA			23,535,040
MALAYSIA - 9.6%
Malaysia Government 3.502% 5/31/2027	MYR	6,000,000	1,355,087
Malaysia Government 3.519% 4/20/2028	MYR	28,000,000	6,312,572
Malaysia Government 3.582% 7/15/2032	MYR	16,500,000	3,683,209
Malaysia Government 3.757% 5/22/2040	MYR	5,500,000	1,209,244
Malaysia Government 3.828% 7/5/2034	MYR	650,000	147,005
Malaysia Government 3.885% 8/15/2029	MYR	11,175,000	2,548,517
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,612,041
Malaysia Government 4.18% 5/16/2044	MYR	3,000,000	692,677
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	766,290
Malaysia Government 4.504% 4/30/2029	MYR	6,500,000	1,517,463
Malaysia Government 4.642% 11/7/2033	MYR	8,500,000	2,035,958
Malaysia Government 4.696% 10/15/2042	MYR	1,550,000	379,416
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	801,130
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,009,839
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	990,999
TOTAL MALAYSIA			26,061,447
MEXICO - 8.4%
United Mexican States 10% 11/20/2036	MXN	5,000,000	255,286
United Mexican States 5.75% 3/5/2026	MXN	33,500,000	1,597,047
United Mexican States 7.5% 5/26/2033	MXN	72,500,000	3,188,005
United Mexican States 7.5% 6/3/2027	MXN	51,250,000	2,451,019
United Mexican States 7.75% 11/13/2042	MXN	53,000,000	2,124,403
United Mexican States 7.75% 11/23/2034	MXN	66,250,000	2,909,535
United Mexican States 8% 7/31/2053	MXN	56,000,000	2,229,923
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	714,298
United Mexican States 8.5% 5/31/2029	MXN	159,500,000	7,696,074
TOTAL MEXICO			23,165,590
PERU - 1.9%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	415,850
Peruvian Republic 5.4% 8/12/2034	PEN	850,000	210,449
Peruvian Republic 6.15% 8/12/2032	PEN	7,250,000	1,978,051
Peruvian Republic 6.9% 8/12/2037	PEN	6,250,000	1,676,065
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	508,503
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,500,000	430,061
TOTAL PERU			5,218,979
POLAND - 6.6%
Republic of Poland 0.25% 10/25/2026	PLN	22,750,000	5,468,248
Republic of Poland 1.25% 10/25/2030	PLN	6,800,000	1,415,641
Republic of Poland 1.75% 4/25/2032	PLN	7,000,000	1,415,381
Republic of Poland 2.75% 10/25/2029	PLN	14,200,000	3,302,456
Republic of Poland 2.75% 4/25/2028	PLN	5,750,000	1,386,895
Republic of Poland 4.75% 7/25/2029	PLN	10,750,000	2,720,267
Republic of Poland 5% 10/25/2034	PLN	3,750,000	917,433
Republic of Poland 6% 10/25/2033	PLN	6,000,000	1,583,623
TOTAL POLAND			18,209,944
ROMANIA - 4.6%
Romanian Republic 3.25% 6/24/2026	RON	21,000,000	4,385,018
Romanian Republic 3.65% 9/24/2031	RON	1,000,000	176,719
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	335,814
Romanian Republic 4.75% 10/11/2034	RON	2,000,000	358,339
Romanian Republic 5% 2/12/2029	RON	24,150,000	4,867,691
Romanian Republic 5.8% 7/26/2027	RON	3,250,000	687,440
Romanian Republic 6.7% 2/25/2032	RON	1,250,000	262,254
Romanian Republic 7.2% 10/30/2033	RON	7,500,000	1,608,762
TOTAL ROMANIA			12,682,037
SOUTH AFRICA - 7.8%
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,485,468
South African Republic 6.5% 2/28/2041	ZAR	36,250,000	1,274,271
South African Republic 7% 2/28/2031	ZAR	88,250,000	4,270,258
South African Republic 8% 1/31/2030	ZAR	133,250,000	6,958,498
South African Republic 8.5% 1/31/2037	ZAR	55,000,000	2,489,119
South African Republic 8.75% 2/28/2048	ZAR	63,750,000	2,694,424
South African Republic 8.875% 2/28/2035	ZAR	47,500,000	2,317,325
TOTAL SOUTH AFRICA			21,489,363
THAILAND - 4.5%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,084,811
Kingdom of Thailand 1.6% 6/17/2035	THB	37,000,000	1,046,218
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	1,950,503
Kingdom of Thailand 2.8% 6/17/2034	THB	26,000,000	817,318
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	283,300
Kingdom of Thailand 3.3% 6/17/2038	THB	75,000,000	2,477,771
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,498,984
Kingdom of Thailand 3.45% 6/17/2043	THB	65,000,000	2,171,515
TOTAL THAILAND			12,330,420
TURKEY - 1.4%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	237,079
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	435,338
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	291,657
Turkish Republic 26.2% 10/5/2033	TRY	37,500,000	844,888
Turkish Republic 30% 9/12/2029	TRY	35,250,000	823,158
Turkish Republic 31.08% 11/8/2028	TRY	32,750,000	778,000
Turkish Republic 36% 8/12/2026	TRY	22,000,000	531,919
TOTAL TURKEY			3,942,039
URUGUAY - 0.6%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	145,130
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	65,825,000	1,529,851
Uruguay Republic 9.75% 7/20/2033	UYU	3,680,820	88,368
TOTAL URUGUAY			1,763,349
UZBEKISTAN - 0.3%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	802,562
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $234,523,968)			229,892,407

Non-Convertible Corporate Bonds - 4.2%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 4.2%
Financials - 4.2%
Banks - 2.8%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,778,580
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	107,000,000	1,238,820
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	295,481
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,237,024
Inter-American Development Bank 7% 8/8/2033	INR	56,000,000	665,598
Inter-American Development Bank 7.35% 10/6/2030	INR	205,000,000	2,456,643
			7,672,146
Capital Markets - 0.7%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (c)	INR	45,000,000	518,824
Asian Infrastructure Investment Bank/The 6.96% 1/14/2035 (c)	INR	119,000,000	1,412,266
			1,931,090
Financial Services - 0.7%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	350,000,000	638,933
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	115,500,000	1,366,307
			2,005,240
TOTAL FINANCIALS			11,608,476

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,759,722)			11,608,476

U.S. Treasury Obligations - 0.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (Cost $1,352,872)	4.38	1,360,000	1,352,962

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $27,091,372)	4.32	27,085,955	27,091,372

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $274,727,934)	269,945,217
NET OTHER ASSETS (LIABILITIES) - 1.6%	4,279,384
NET ASSETS - 100.0%	274,224,601

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	4,579,000	USD	794,951	BNP Paribas SA	5/22/25	(632)
BRL	4,506,000	USD	757,298	Citibank NA	5/22/25	24,358
BRL	4,540,000	USD	780,270	Goldman Sachs Bank USA	5/22/25	7,284
BRL	4,511,000	USD	761,222	Goldman Sachs Bank USA	5/22/25	21,302
CLP	816,468,000	USD	856,016	BNP Paribas SA	5/22/25	3,587
CLP	450,934,000	USD	482,334	Bank of America NA	5/22/25	(7,577)
CLP	643,068,000	USD	699,337	Citibank NA	5/22/25	(22,295)
CNY	60,686,000	USD	8,456,211	Bank of America NA	5/22/25	(65,449)
CNY	4,720,000	USD	659,679	Citibank NA	5/22/25	(7,067)
CNY	3,967,000	USD	551,930	Goldman Sachs Bank USA	5/22/25	(3,432)
CZK	15,392,071	USD	668,494	Royal Bank of Canada	4/01/25	(1,662)
CZK	21,643,000	USD	895,767	BNP Paribas SA	5/22/25	42,869
CZK	16,323,000	USD	714,594	Goldman Sachs Bank USA	5/22/25	(6,681)
CZK	32,719,000	USD	1,363,425	HSBC BANK USA	5/22/25	55,567
CZK	33,076,000	USD	1,380,201	JPMorgan Chase Bank NA	5/22/25	54,274
CZK	14,019,000	USD	607,213	Royal Bank of Canada	5/22/25	778
EUR	1,357,000	USD	1,477,815	Bank of America NA	5/22/25	(6,390)
EUR	1,986,000	USD	2,078,176	JPMorgan Chase Bank NA	5/22/25	75,287
EUR	646,000	USD	702,908	JPMorgan Chase Bank NA	5/22/25	(2,435)
HUF	265,696,000	USD	694,350	Canadian Imperial Bank of Commerce	5/22/25	17,047
HUF	396,627,000	USD	1,012,431	Goldman Sachs Bank USA	5/22/25	49,532
HUF	233,292,000	USD	604,089	Royal Bank of Canada	5/22/25	20,547
IDR	6,070,890,000	USD	366,775	CITIGROUP GLOBAL MKTS INC (ID)	4/08/25	(311)
IDR	27,306,700,000	USD	1,655,955	Bank of America NA	5/22/25	(11,546)
IDR	11,132,700,000	USD	684,500	Royal Bank of Canada	5/22/25	(14,088)
IDR	7,288,500,000	USD	448,468	Royal Bank of Canada	5/22/25	(9,554)
IDR	22,055,800,000	USD	1,350,713	Royal Bank of Canada	5/22/25	(22,513)
IDR	7,429,900,000	USD	455,124	State Street Bank & Trust Co	5/22/25	(7,695)
INR	65,027,000	USD	749,409	BNP Paribas SA	5/22/25	8,474
INR	181,838,000	USD	2,119,324	Bank of America NA	5/22/25	(19)
INR	146,646,000	USD	1,667,948	Goldman Sachs Bank USA	5/22/25	41,198
INR	214,672,000	USD	2,449,447	Royal Bank of Canada	5/22/25	52,535
KZT	352,779,000	USD	695,131	Goldman Sachs Bank USA	5/22/25	(4,446)
MXN	38,480,000	USD	1,849,899	BNP Paribas SA	5/22/25	17,603
MXN	28,495,000	USD	1,402,797	Citibank NA	5/22/25	(19,884)
MXN	14,460,000	USD	714,291	Citibank NA	5/22/25	(12,522)
MXN	40,902,000	USD	1,991,087	State Street Bank & Trust Co	5/22/25	(6,040)
MXN	14,172,000	USD	695,595	State Street Bank & Trust Co	5/22/25	(7,803)
PEN	4,554,000	USD	1,224,194	Bank of America NA	5/22/25	13,744
PHP	39,757,000	USD	687,183	Royal Bank of Canada	5/22/25	6,251
PLN	2,603,095	USD	674,796	Bank of America NA	4/01/25	(2,666)
PLN	2,696,000	USD	697,542	Bank of America NA	5/22/25	(2,750)
PLN	6,623,000	USD	1,637,938	Royal Bank of Canada	5/22/25	68,889
PLN	4,347,000	USD	1,124,954	State Street Bank & Trust Co	5/22/25	(4,679)
RON	2,349,000	USD	486,900	Bank of America NA	5/22/25	22,544
RON	3,257,000	USD	684,704	Goldman Sachs Bank USA	5/22/25	21,663
RON	3,217,000	USD	696,531	JPMorgan Chase Bank NA	5/22/25	1,161
SGD	779,000	USD	576,899	Bank of America NA	5/22/25	4,470
SGD	1,690,000	USD	1,261,602	Brown Brothers Harriman & Co	5/22/25	(351)
SGD	151,000	USD	113,887	Goldman Sachs Bank USA	5/22/25	(1,195)
THB	465,456,000	USD	13,681,058	JPMorgan Chase Bank NA	5/22/25	72,078
TRY	188,002,000	USD	4,774,106	Goldman Sachs Bank USA	5/22/25	(134,248)
TRY	11,757,000	USD	291,178	JPMorgan Chase Bank NA	5/22/25	(1,017)
USD	2,321,243	BRL	13,638,000	BNP Paribas SA	5/22/25	(44,541)
USD	677,507	BRL	4,000,000	Bank of America NA	5/22/25	(16,373)
USD	672,169	BRL	3,950,000	State Street Bank & Trust Co	5/22/25	(13,038)
USD	648,426	BRL	3,806,000	State Street Bank & Trust Co	5/22/25	(11,801)
USD	693,363	CLP	645,174,000	Bank of America NA	5/22/25	14,104
USD	658,275	CLP	628,060,000	Goldman Sachs Bank USA	5/22/25	(2,966)
USD	1,017,289	CZK	24,491,000	BNP Paribas SA	5/22/25	(44,862)
USD	1,412,908	CZK	32,576,000	Bank of America NA	5/22/25	118
USD	577,271	CZK	13,834,000	Goldman Sachs Bank USA	5/22/25	(22,697)
USD	686,243	EUR	657,000	Bank of America NA	5/22/25	(26,156)
USD	1,395,311	EUR	1,334,000	Bank of America NA	5/22/25	(51,175)
USD	3,413,669	EUR	3,274,000	JPMorgan Chase Bank NA	5/22/25	(136,401)
USD	689,792	HUF	253,181,000	Bank of America NA	5/22/25	11,904
USD	173,584	HUF	64,238,000	Goldman Sachs Bank USA	5/22/25	1,588
USD	1,356,730	HUF	528,152,000	Royal Bank of Canada	5/22/25	(57,388)
USD	680,391	IDR	11,238,700,000	Royal Bank of Canada	5/22/25	3,597
USD	437,912	IDR	7,176,500,000	Royal Bank of Canada	5/22/25	5,743
USD	332,622	IDR	5,521,200,000	State Street Bank & Trust Co	5/22/25	136
USD	714,973	INR	61,524,000	Citibank NA	5/22/25	(2,084)
USD	696,634	INR	61,203,000	Citibank NA	5/22/25	(16,681)
USD	702,048	KZT	352,779,000	Goldman Sachs Bank USA	5/22/25	11,363
USD	1,968,991	MXN	40,173,747	State Street Bank & Trust Co	4/01/25	5,896
USD	892,047	MXN	18,517,000	Bank of America NA	5/22/25	(6,616)
USD	721,394	MXN	14,599,000	Canadian Imperial Bank of Commerce	5/22/25	12,879
USD	181,930	MXN	3,729,000	JPMorgan Chase Bank NA	5/22/25	955
USD	1,340,247	MXN	27,677,000	State Street Bank & Trust Co	5/22/25	(2,967)
USD	456,193	PEN	1,674,000	Bank of America NA	5/22/25	1,141
USD	917,623	PEN	3,373,000	Citibank NA	5/22/25	723
USD	692,389	PHP	39,757,000	Bank of America NA	5/22/25	(1,045)
USD	688,343	PHP	39,652,000	Royal Bank of Canada	5/22/25	(3,260)
USD	1,352,846	PLN	5,260,000	Bank of America NA	5/22/25	(2,720)
USD	688,053	PLN	2,765,000	Bank of America NA	5/22/25	(24,521)
USD	854,308	PLN	3,320,000	JPMorgan Chase Bank NA	5/22/25	(1,296)
USD	975,886	RON	4,685,000	Bank of America NA	5/22/25	(40,182)
USD	664,738	RON	3,057,000	Goldman Sachs Bank USA	5/22/25	1,746
USD	759,390	RON	3,470,000	Goldman Sachs Bank USA	5/22/25	6,828
USD	205,892	RON	947,000	Royal Bank of Canada	5/22/25	509
USD	582,150	SGD	779,000	Brown Brothers Harriman & Co	5/22/25	780
USD	994,495	THB	33,994,000	JPMorgan Chase Bank NA	5/22/25	(9,948)
USD	695,868	THB	23,510,000	JPMorgan Chase Bank NA	5/22/25	1,203
USD	2,008,457	TRY	83,592,000	Bank of America NA	5/22/25	(54,579)
USD	1,352,843	TRY	52,527,000	State Street Bank & Trust Co	5/22/25	56,485
USD	541,880	ZAR	10,009,000	BNP Paribas SA	5/22/25	(1,813)
USD	567,233	ZAR	10,611,000	Brown Brothers Harriman & Co	5/22/25	(9,161)
USD	945,681	ZAR	17,333,000	Canadian Imperial Bank of Commerce	5/22/25	4,146
USD	845,515	ZAR	15,806,000	Citibank NA	5/22/25	(13,073)
ZAR	14,252,000	USD	770,039	State Street Bank & Trust Co	5/22/25	4,135

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(155,270)
Unrealized Appreciation						849,021
Unrealized Depreciation						(1,004,291)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,280,727 or 4.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,608,561 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	37,039,861	18,560,930	28,509,419	287,644	-	-	27,091,372	27,085,955	0.0%
Total	37,039,861	18,560,930	28,509,419	287,644	-	-	27,091,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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